Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Financial Liabilities

The following table specifies financial assets and liabilities:

	March 31, 2024	December 31, 2023
	(EUR’000)
Financial assets by category
Trade receivables	41,092	35,874
Other receivables (excluding income tax and indirect tax receivables)	4,845	3,909
Marketable securities	—	7,275
Cash and cash equivalents	320,239	392,164
Financial assets measured at amortized cost	366,176	439,222
Total financial assets	366,176	439,222
Classified in the statement of financial position
Non-current assets	2,129	2,127
Current assets	364,047	437,095
Total financial assets	366,176	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	424,984	407,095
Royalty funding liabilities	146,233	138,377
Lease liabilities	97,797	98,793
Trade payables and accrued expenses	94,526	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	299	—
Financial liabilities measured at amortized cost	763,839	738,831
Derivative liabilities	197,291	143,296
Financial liabilities measured at fair value through profit or loss	197,291	143,296
Total financial liabilities	961,130	882,127
Classified in the statement of financial position
Non-current liabilities	229,627	222,996
Current liabilities	731,503	659,131
Total financial liabilities	961,130	882,127

Summary of Fair Value Hierarchy

	March 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	424,984	387,321	407,095	385,410	3
Royalty funding liabilities	146,233	150,151	138,377	143,975	3
Financial liabilities measured at amortized cost	571,217	537,472	545,472	529,385
Derivative liabilities	197,291	197,291	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	197,291	197,291	143,296	143,296

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2024	2023
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950
Remeasurement recognized in finance (income) or expense	53,995	(41,182)
March 31	197,291	116,768

Summary of Maturity Analysis For Financial Liabilities	The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at March 31, 2024.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
March 31, 2024
Borrowings (excluding lease liabilities)	11,967	773,386	29,298	814,651	571,217
Lease liabilities	14,621	51,729	46,983	113,333	97,797
Trade payables, accrued expenses and other liabilities	94,825	—	—	94,825	94,825
Total financial liabilities	121,413	825,115	76,281	1,022,809	763,839